Inventory (Tables)	6 Months Ended
Jun. 30, 2024
Inventory
Schedule of inventory

(U.S. Dollars in thousands)	At June 30, 2024	At December 31, 2023
Lubricating oil	3,156	2,995
Bunkers	561	701
Total inventory	3,717	3,696